Impacts to the consolidated financial statements due to economic recession, inflation and war in Ukraine as well as in the Middle East	6 Months Ended
Dec. 31, 2024
Impacts to the consolidated financial statements due to economic recession, inflation and war in Ukraine as well as in the Middle East
Impacts to the consolidated financial statements due to economic recession, inflation and war in Ukraine as well as in the Middle East
3.	Impacts to the consolidated financial statements due to economic recession, inflation and war in Ukraine as well as in the Middle East.

As of the reporting date, the Group has maintained operational stability, experiencing no major disruptions in its supply chain, logistics, or partnerships. The global economic uncertainties, exacerbated by the war in Ukraine and Middle East and other geopolitical factors, may impact the Group’s business activities and future sales.

The inflationary pressures have affected customer prices, and Mytheresa Group considers increases in recommended retail prices from suppliers in its pricing strategy. Despite the luxury product market showing resilience to inflation-induced demand shifts, the Group is not immune to increased cost inflation in various aspects of its business model. Furthermore, macro-economic factors such as high interest rates and customer uncertainties may contribute to a potential recession in certain markets, leading to a temporary negative impact on overall customer demand.

These economic uncertainties, coupled with the effects of geopolitical events, may pose challenges to Mytheresa Group’s brand partners, customers, and other business activities. The negative effect of these economic uncertainties was visible in the three and six months ended December 31, 2024 and is expected to continue. Nevertheless, the current stance is that the management does not anticipate any long-term adverse effects from the ongoing uncertainties in the global economy, although vigilance and adaptability remain crucial in navigating these complex conditions.